Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Net Amounts Presented in our Balance Sheets	$ (2,470)	$ (3,741)	$ 27
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	89	57	79
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(2)	(5)	(25)
Net Amounts Presented in our Balance Sheets	87	52	54
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(2,577)	(3,814)	(33)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	20	21	6
Net Amounts Presented in our Balance Sheets	$ (2,557)	$ (3,793)	$ (27)